Debt securities in issue	12 Months Ended
Dec. 31, 2023
Debt securities in issue [Abstract]
Debt securities in issue	17 Debt securities in issue
Debt securities in issue relates to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue does not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business.

Debt securities in issue – maturities
In EUR million	2023	2022
Fixed rate debt securities
Within 1 year	31,255	21,176
More than 1 year but less than 2 years	7,855	2,777
More than 2 years but less than 3 years	13,361	7,897
More than 3 years but less than 4 years	10,265	10,067
More than 4 years but less than 5 years	11,924	8,039
More than 5 years	26,987	28,582
Total fixed rate debt securities	101,645	78,539

Floating rate debt securities
Within 1 year	17,871	15,286
More than 1 year but less than 2 years	226	307
More than 2 years but less than 3 years	2,624	256
More than 3 years but less than 4 years	880	958
More than 4 years but less than 5 years	0	467
More than 5 years	1,423	105
Total floating rate debt securities	23,025	17,379

Total debt securities	124,670	95,918
Reference is made to Note 32 'Changes in liabilities arising from financing activities' for further information on issuances, redemptions and non-cash movements.